S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.16
Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.15
No Redemption [Member] | With Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.11)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.27
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.84
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.16
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (418,756)
Net Tangible Book Value, Adjusted | $	$ 100,854,223
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	14,098,333
No Redemption [Member] | Without Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.13)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.28
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.85
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.15
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (418,756)
Net Tangible Book Value, Adjusted | $	$ 115,980,935
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	16,188,333
No Redemption [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (126,712)
No Redemption [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Net Proceeds From Offering and Sale of Private Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	101,050,000	[1]
No Redemption [Member] | Net Proceeds From Offering and Sale of Private Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	116,050,000	[1]
No Redemption [Member] | Offering Costs Accrued For or Paid in Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	349,691
No Redemption [Member] | Offering Costs Accrued For or Paid in Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	349,691
No Redemption [Member] | Amounts Paid for Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $		[2]
No Redemption [Member] | Amounts Paid for Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $		[2]
No Redemption [Member] | Ordinary Shares Outstanding Prior to Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,833,333
No Redemption [Member] | Ordinary Shares Outstanding Prior to Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,833,333
No Redemption [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(500,000)
No Redemption [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
No Redemption [Member] | Public Units Offered [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,000,000
No Redemption [Member] | Public Units Offered [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,500,000
No Redemption [Member] | Representative Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	450,000	[3]
No Redemption [Member] | Representative Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	517,500	[3]
No Redemption [Member] | Private Placement Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	315,000
No Redemption [Member] | Private Placement Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	337,500
No Redemption [Member] | Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
No Redemption [Member] | Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.21
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.79
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.21
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.79
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.11)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.32
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.79
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.21
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (418,756)
Net Tangible Book Value, Adjusted | $	$ 854,223
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	4,098,333
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.13)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.33
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.79
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.21
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (418,756)
Net Tangible Book Value, Adjusted | $	$ 980,935
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	4,688,333
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (126,712)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 100 Percent of Maximum [Member] | Net Proceeds From Offering and Sale of Private Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	101,050,000	[1]
Redemption at 100 Percent of Maximum [Member] | Net Proceeds From Offering and Sale of Private Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	116,050,000	[1]
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For or Paid in Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	349,691
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For or Paid in Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	349,691
Redemption at 100 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(100,000,000)	[2]
Redemption at 100 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (115,000,000)	[2]
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,833,333
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,833,333
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(500,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 100 Percent of Maximum [Member] | Public Units Offered [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,000,000
Redemption at 100 Percent of Maximum [Member] | Public Units Offered [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,500,000
Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	450,000	[3]
Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	517,500	[3]
Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	315,000
Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	337,500
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(10,000,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(11,500,000)
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.55
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.45
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.54
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.46
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.11)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.66
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.45
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.55
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (418,756)
Net Tangible Book Value, Adjusted | $	$ 75,854,223
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,598,333
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.13)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.67
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.46
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.54
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (418,756)
Net Tangible Book Value, Adjusted | $	$ 87,230,935
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	13,313,333
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (126,712)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 25 Percent of Maximum [Member] | Net Proceeds From Offering and Sale of Private Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	101,050,000	[1]
Redemption at 25 Percent of Maximum [Member] | Net Proceeds From Offering and Sale of Private Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	116,050,000	[1]
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For or Paid in Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	349,691
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For or Paid in Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	349,691
Redemption at 25 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(25,000,000)	[2]
Redemption at 25 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (28,750,000)	[2]
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,833,333
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,833,333
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(500,000)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 25 Percent of Maximum [Member] | Public Units Offered [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,000,000
Redemption at 25 Percent of Maximum [Member] | Public Units Offered [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,500,000
Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	450,000	[3]
Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	517,500	[3]
Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	315,000
Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	337,500
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(2,500,000)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(2,875,000)
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.60
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.40
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.59
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.41
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.11)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.71
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.40
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.60
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (418,756)
Net Tangible Book Value, Adjusted | $	$ 50,854,223
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	9,098,333
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.13)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.72
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.41
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.59
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (418,756)
Net Tangible Book Value, Adjusted | $	$ 58,480,935
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,438,333
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (126,712)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 50 Percent of Maximum [Member] | Net Proceeds From Offering and Sale of Private Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	101,050,000	[1]
Redemption at 50 Percent of Maximum [Member] | Net Proceeds From Offering and Sale of Private Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	116,050,000	[1]
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For or Paid in Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	349,691
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For or Paid in Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	349,691
Redemption at 50 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(50,000,000)	[2]
Redemption at 50 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (57,500,000)	[2]
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,833,333
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,833,333
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(500,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 50 Percent of Maximum [Member] | Public Units Offered [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,000,000
Redemption at 50 Percent of Maximum [Member] | Public Units Offered [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,500,000
Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	450,000	[3]
Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	517,500	[3]
Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	315,000
Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	337,500
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(5,000,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(5,750,000)
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.93
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	6.07
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.92
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	6.08
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.11)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.04
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	6.07
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.93
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (418,756)
Net Tangible Book Value, Adjusted | $	$ 25,854,223
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	6,598,333
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered offering price 1 per share. | $ / shares	$ 10.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.13)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.04
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	6.08
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.92
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (418,756)
Net Tangible Book Value, Adjusted | $	$ 29,730,935
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	7,563,333
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (126,712)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 75 Percent of Maximum [Member] | Net Proceeds From Offering and Sale of Private Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	101,050,000	[1]
Redemption at 75 Percent of Maximum [Member] | Net Proceeds From Offering and Sale of Private Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	116,050,000	[1]
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For or Paid in Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	349,691
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For or Paid in Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	349,691
Redemption at 75 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(75,000,000)	[2]
Redemption at 75 Percent of Maximum [Member] | Amounts Paid for Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (86,250,000)	[2]
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,833,333
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	3,833,333
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(500,000)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares
Redemption at 75 Percent of Maximum [Member] | Public Units Offered [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	10,000,000
Redemption at 75 Percent of Maximum [Member] | Public Units Offered [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	11,500,000
Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	450,000	[3]
Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	517,500	[3]
Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	315,000
Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	337,500
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(7,500,000)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment | shares	(8,625,000)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $600,000 and underwriting commissions of $1,500,000 in the aggregate (or up to $1,725,000 in the aggregate if the underwriters’ option to purchase additional units is exercised). See “Use of Proceeds” and “Underwriting” for a description of compensation and other items of value payable to the underwriter.
[2]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers or their affiliates may purchase public shares or public rights in previously negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchase of our ordinary shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases and Other Transactions With Respect to our Securities.”
[3]	Includes representative shares.